Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of reconciliation of the statutory rate to the effective tax rate
Reconciliation of effective tax rate:	2021 $	2020 (Restated) $
Tax computed on the loss before tax at a tax rate of (21.0% and 22.0% for the years ended December 31, 2021 and 2020 respectively)	(5,568)	(1,412)
Foreign rate differential	(210)	4
Non-deductible expenses, share-based payments	523	135
Non-deductible expenses, other	905	151
Tax value of derivative warrants	(438)	(491)
Special tax deduction on research and development expenses	(464)	(323)
Loss offset to research and development incentive	682	708
Other adjustments	60	(123)
Adjustment of tax concerning previous years	134	3
Change in valuation allowance	4,322	1,546
Transaction costs	187	—
Effective tax rate	133	198

Schedule of components of income (loss) before income taxes
	Year ended December 31,
(in $1,000’s)	2021 $	2020 (Restated) $
Denmark	(21,250)	(6,188)
Sweden	(11)	(4)
United States	(5,254)	(227)
	(26,515)	(6,419)

Schedule of components of the (benefit) provision for income taxes from operations
	Year ended December 31,
(in $1,000’s)	2021 $	2020 (Restated) $
Current:
Denmark	—	—
Sweden	44	30
United States	69	3
Total	113	33
Deferred:
Denmark	20	165
Sweden	—	—
United States	—	—
Total	20	165
	133	198

Schedule of deferred tax comprises
Deferred tax comprises:	2021 $	2020 (Restated) $
Property, plant and equipment	21	21
Intangible assets	(5,198)	(5,648)
Stock compensation	815	—
Other accruals	(47)	(57)
Net operating losses	9,095	6,158
Total deferred tax	4,686	474
Valuation allowance	(6,647)	(2,609)
Net deferred tax liabilities	(1,961)	(2,135)

Schedule of tax on profit/loss for the year
Tax on profit/loss for the year:	2021 $	2020 (Restated) $
Current income tax	88	33
Change in deferred tax	20	165
Adjustment of tax concerning previous years	25	—
Tax received under the tax credit scheme	—	—
Tax expense	133	198